Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net earnings attributable to common shareholders - basic	$ 2,076	$ 2,716
Dividends declared per common share (in cad per share)	$ 3.87	$ 3.68
Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic (millions) (in shares)	912,200,000	911,500,000
Assumed exercise of stock options (in shares)	0	500,000
Weighted average number of common shares outstanding - diluted (in millions) (in shares)	912,200,000	912,000,000.0
Shares excluded from calculation of earnings per share (in shares)	6,395,513	0